Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Other payables	$ 284	$ 290
Trade and other payables, non-current	284	290
Current
Trade payables	151,979	110,662
Advances from customers	8,705	4,755
Taxes payable	6,866	7,037
Payables from acquisition of property, plant and equipment	0	3,569
Other payables	1,196	292
Trade and other payables, current	168,746	126,315
Trade and other payables	$ 169,030	$ 126,605